NOTE 8. RELATED PARTIES TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
General and Administrative Expenses Paid	$ 27,452	$ 94,169	$ 204,404	$ 27,902
Compensation expenses			25,000
Deferred revenue	754,387		754,387		$ 324,387
ATI Services Agreements [Member]
Revenues			250,000
Employment Agreements [Member]
General and Administrative Expenses Paid			50,000		0
Deferred compensation	400,000		400,000		450,000
Yilaime Lease Agreement [Member]
General and Administrative Expenses Paid			15,000
AXP Holding Member
Compensation expenses			45,597
Prepayments	114,177		114,177		159,772
Commissions and Fees [Member]
General and Administrative Expenses Paid			3,477
Yilaime [Member]
Account receivables, net	601,055		601,055		398,668
Deferred revenue	539,387		539,387		324,387
ATI [Member]
Account receivables, net	192,364		192,364		60,088
Anhui Ao De Xin [Member]
Accounts payable	$ 63,717		$ 63,717		$ 198,000